LONG-TERM LOANS FROM BANKS	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 11:-	LONG-TERM LOANS FROM BANKS

a.	Composition:

	Interest rate		December 31,
	2015	2014	2015	2014
	%

In, or linked to Dollars (see c below )	3.71	3.71	$13,146	$2,000
In NIS - variable interest	-	Prime+ 0.95 -1.4	-	11,158
In NIS	-	5.45-7.39	-	5,198
In other currencies	17	17	30	84

			13,176	18,440
Less - current maturities			4,791	6,394

			$8,385	$12,046

b.	As of December 31, 2015, the aggregate annual maturities of the long-term loans are as follows:

2016 (current maturities)	4,905
2017	4,197
2018	3,500
2019	867

13,469

c.
In respect of the bank loans provided to the Company for the purpose of funding the 2007 acquisition transaction, pursuant to which the Company acquired the activities and assets of Cellocator Ltd. ("Cellocator") and the acquisition of Pointer Brazil (see note 1g) and utilize of credit facilities, the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders equity to the total consolidated assets will not be less than 20% and the shareholders equity will not be less than $ 20,000, starting December 31, 2007.

2.
The ratio of the Company and its subsidiaries' debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2010 and thereafter.

3.
The ratio of Pointer Telocation Ltd.’s debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 4.2 in 2013-2014, 3.5 in 2015, 3 in 2016 and 2.5 in 2017 and thereafter.

As of December 31, 2015 the Company is in compliance with the financial covenants of its bank loans.

d.	Under the credit facility (in respect of the loans denominated in NIS) from the bank, Shagrir is required to meet financial covenants. The financial covenants are:

1.	The ratio of the equity to total assets will not be less than 40%.

As of December 31, 2015, Shagrir is in compliance with the financial covenants of its credit facility.